CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares	Mar. 31, 2018 shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 607,789	$ 93,149	¥ 435,225
Deferred revenue, current	1,463,165	224,240	1,670,076
Lease liabilities, current	30,702	4,705	40,236
Payables to acquire buildings	61,540	9,431	61,540
Long-term debt, current	32,500	4,981	32,500
Deferred revenue, non-current	1,561,278	239,276	1,558,694
Lease liabilities, non-current	532,538	81,615	616,246
Deferred tax liabilities	15,220	2,333	87,954
Other non-current liabilities	7,664	1,175	11,469
Long-term debt, non-current	¥ 160,625	$ 24,617	¥ 193,125
Ordinary shares, par value | (per share)							$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized							1,000,000,000	1,000,000,000
Ordinary shares, shares issued							1	1
Ordinary shares, shares outstanding						4,329,000
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued	1,978,621	1,978,621	1,830,183
Ordinary shares, shares outstanding	1,792,560	1,792,560	1,728,006		1,773,301	63,714
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	826,389	826,389	826,389
Ordinary shares, shares issued	826,389	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389		826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued	4,110,248	4,110,248	4,258,686
Ordinary shares, shares outstanding	4,110,248	4,110,248	4,258,686		4,265,286	4,265,286
VIEs
Accrued expenses and other current liabilities | ¥	¥ 175,900		¥ 209,727
Deferred revenue, current | ¥	435,254		1,162,938
Lease liabilities, current | ¥	15,833		22,659
Deferred revenue, non-current | ¥	468,577		1,096,482
Lease liabilities, non-current | ¥	340,763		358,467
Deferred tax liabilities | ¥	3,203		4,415
Other non-current liabilities | ¥	¥ 135		¥ 135